GUIDESTONE FUNDS
Supplement dated September 20, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  FEES AND EXPENSES CHANGES TO THE MEDIUM-DURATION BOND FUND
Under the heading “Fees and Expenses” for the Medium-Duration Bond Fund (“MDBF”), on page 80, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.34%	0.34%
Other expenses	0.05%	0.33%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.40%	0.68%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the MDBF, on page 80, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$41	$69
3 Years	$128	$218
5 Years	$224	$379
10 Years	$505	$847
II.  SUB-ADVISER CHANGES FOR THE MEDIUM-DURATION BOND FUND
Effective on September 20, 2024, or as soon as practicable thereafter Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will become a new sub-adviser to the MDBF.
In the section “Sub-Advisers and Portfolio Managers” for the MDBF, on page 85, the following disclosure is added in alphabetical order.

Loomis, Sayles & Company, L.P.
Matthew J. Eagan, CFA Portfolio Manager	Since September 2024
Brian P. Kennedy Portfolio Manager	Since September 2024
i

Under the heading “Sub-Advisers” for the MDBF, beginning on page 214, the following disclosure is added in alphabetical order:
Loomis, Sayles & Company, L.P., (“Loomis Sayles”), One Financial Center, Boston, Massachusetts 02111: Established in 1926, Loomis Sayles managed approximately $359 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients as of June 30, 2024. Matthew J. Eagan, CFA, and Brian P. Kennedy have primary responsibility for the day-to-day management of Loomis Sayles’ assigned portion of the Medium-Duration Bond Fund. Mr. Eagan, serves as Portfolio Manager, has been with Loomis Sayles since 1997 and has over 34 years of investment industry experience. Mr. Kennedy, serves as Portfolio Manager, has been with Loomis Sayles since 1994 and has over 34 years of investment industry experience.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ii

GUIDESTONE FUNDS
Supplement dated September 20, 2024
to
Statement of Additional Information (“SAI”) dated May 1, 2024
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGES TO MANAGEMENT OF THE FUNDS
Effective September 20, 2024, Patrick Pattison will no longer serve as Vice President and Treasurer of GuideStone Funds (“the Trust”). All references to Mr. Pattison are deleted in their entirety.
Effective September 20, 2024, the SAI is hereby amended to add two officers of the Trust: (i) Quinn Brunk as Assistant Treasurer; and (ii) Joshua Chastant as Vice President - Portfolio Management of the Trust.
In addition, effective September 20, 2024, all references to Erin Wynne, Assistant Treasurer, are deleted in their entirety and replaced with Erin Wynne, Treasurer.
Under the section entitled Information About Each Director’s Qualifications, Experience, Attributes or Skills, beginning on page 58, in the “Officers Who Are Not Directors” section of the directors and officers table, Messrs. Brunk and Chastant are added in alphabetical order and the disclosure for Ms. Wynne is deleted in its entirety and replaced with the following:
Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/ Directorships Held by Director During Past 5 Years[2]
OFFICERS WHO ARE NOT DIRECTORS[4]
Quinn Brunk (1987) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Assistant Treasurer	Since 2024
Senior Manager, Finance &
Accounting, GuideStone
Financial Resources, 2022 –
present; Manager, Finance &
Accounting, GuideStone
Financial Resources, 2019 –
2022; Manager, Finance &
Accounting, Financial
Reporting, GuideStone Financial
Resources, 2016 –2019.
			N/A	N/A
Joshua Chastant (1984) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President – Portfolio Management	Since 2024
Portfolio Manager, Public
Markets, GuideStone Financial
Resources, 2024 – present;
Senior Investment Analyst,
GuideStone Financial Resources,
2021 - 2023; Investment
Analyst, GuideStone Financial
Resources, 2018 - 2020.
			N/A	N/A
Erin Wynne (1981) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Treasurer	Since 2016[7]	Director, Financial Reporting & Analysis, GuideStone Financial Resources, 2015 – present.	N/A	N/A
i

(1)
Each Independent Director serves until his or her resignation, removal or mandatory retirement. Each Interested Director serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Trustees of GuideStone Financial Resources, if applicable. All Directors must retire at the end of the calendar year in which they attain the age of 80. Officers serve at the pleasure of the Board of Directors.
(2)
Directorships not included in the Trust complex that are held by a director in any company with a class of securities registered pursuant to section 12 of the Securities Exchange Act of 1934 or any company registered as an investment company under the 1940 Act.
(4)
The officers of the Trust are affiliates of the Adviser due to their positions with the Adviser, GuideStone Financial Resources, GuideStone Investment Services and/or GuideStone Resource Management, Inc.
(7)
Ms. Wynne has served as an officer of the Trust since 2016. She served as Assistant Treasurer from 2016 to 2024 and has served as Treasurer since 2024.
II.  SUB-ADVISER CHANGES FOR THE MEDIUM-DURATION BOND FUND
Expected on September 20, 2024, or as soon as practicable thereafter Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will become a new sub-adviser to the Medium-Duration Bond Fund (“MDBF”).
In the section disclosing Control Persons of Sub-Advisers for the MDBF, on page 71, the following paragraph is added in alphabetical order:
Loomis, Sayles & Company, L.P. (“Loomis Sayles”), One Financial Center, Boston, Massachusetts 02111: Loomis Sayles is a Delaware limited partnership. Loomis Sayles’ sole general partner, Loomis, Sayles & Company, Inc, is directly owned by Natixis Investment Managers, LLC (“Natixis LLC”). Natixis LLC is a direct subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is wholly owned by Groupe BPCE, France’s second largest banking group. Groupe BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of Groupe BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.
ii

III.  CHANGES TO OTHER ACCOUNTS MANAGED
The Other Accounts Managed table, beginning on page 79, is amended to update the disclosures for Loomis Sayles. The information is current as of December 31, 2023, unless indicated otherwise.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Loomis, Sayles & Company, L.P.
Matthew J. Eagan, CFA*	18	$31,337	21	$10,708	102	$28,186	N/A	N/A	N/A	N/A	1	$28,764
Aziz V. Hamzaogullari	29	$24,963	20	$14,188	136	$30,416	N/A	N/A	3	$689	1	$361
Brian P. Kennedy*	16	$30,836	21	$10,708	106	$28,181	N/A	N/A	N/A	N/A	1	$28,764
*
As of June 30, 2024.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
iii